COMMITMENTS AND CONTINGENCIES (Q3) (Details)											3 Months Ended			6 Months Ended			9 Months Ended				12 Months Ended					13 Months Ended	23 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
		Nov. 09, 2015 USD ($)	Oct. 27, 2015 USD ($)	Oct. 23, 2015 USD ($)	Sep. 17, 2015 USD ($)	Jul. 21, 2015 USD ($)	Jul. 15, 2015 USD ($)	May. 12, 2015 EUR (€) $ / shares	May. 12, 2015 EUR (€) Installment	Aug. 01, 2014 USD ($)	Sep. 30, 2015 USD ($)		Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)		Jun. 30, 2013 USD ($)	Sep. 30, 2015 USD ($)		Sep. 30, 2015 EUR (€)	Sep. 30, 2014 USD ($)	Mar. 16, 2015 USD ($)	Dec. 31, 2014 USD ($)		Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Feb. 22, 2013 USD ($)	Mar. 31, 2013 USD ($)	Feb. 01, 2018 USD ($)	Jan. 31, 2015 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 07, 2008 USD ($)
Future minimum lease payments [Abstract]
2015 (Three months)											$ 29,960			$ 29,960			$ 29,960
2016											119,840			119,840			119,840					$ 119,840
2017											119,840			119,840			119,840					119,840
2018											28,858			28,858			28,858					28,858
2019											0			0			0					0
Total											298,498			298,498			298,498					388,571
Rent expense for operating lease											30,539		$ 32,369				91,238			$ 93,195		123,716			$ 116,488
Related Party Obligations [Abstract]
Related party sales																						802,000			281,000
Outstanding accounts receivable											$ 1,253,361			1,253,361			$ 1,253,361					$ 798,147			$ 174,307
Concentration risk, percentage											100.00%		100.00%				100.00%		100.00%	100.00%		91.00%			75.00%
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability											$ 354,981			354,981			$ 354,981					$ (144,986)			$ (126,769)							$ 244,903	$ 176,852
Deferred compensation											504,981			504,981			504,981					150,000			323,225
Compensation accrued liabilities											259,981			259,981			259,981					62,500			115,725
Compensation accounts payable											245,000			245,000			245,000					$ 87,500			$ 207,500
Milestone payments [Line Items]
Future milestone obligations											4,750,000			4,750,000			4,750,000
Subsequent Event [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Proceeds from issuance of common stock under March 2013 offering		$ 220,000		$ 1,050,000
Accounts Receivable [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage																						99.00%			94.00%
Kerry P. Gray [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability	[1],[2],[3]										246,570			246,570			246,570					$ (119,986)			$ (91,000)							220,673	140,313
Deferred compensation											396,570	[1],[2],[3]		396,570	[1],[2],[3]		396,570	[1],[2],[3]				150,000	[4],[5]		221,500
Repayment of temporarily deferred compensation																$ 312,500						269,986			312,500
Proceeds from issuance of common stock under March 2013 offering																						100,000			300,000
Kerry P. Gray [Member] | Temporarily Deferred Compensation [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability																						150,000			11,500
Kerry P. Gray [Member] | Separation Agreement [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability																									221,500
Kerry P. Gray [Member] | President [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability											89,070			89,070			89,070					62,500
Kerry P. Gray [Member] | Board of Directors Chairman [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability											157,500			157,500			157,500					87,500			210,000
Terrance K. Wallberg [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability											53,540			53,540			53,540					(25,000)			(35,769)							24,230	36,539
Deferred compensation											53,540			53,540			53,540					0
Other Employees [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability											54,871			54,871			54,871					0			$ 0							$ 0	$ 0
Deferred compensation											54,871			54,871			54,871
Altrazeal Trading GmbH [Member]
Related Party Obligations [Abstract]
Purchase price allocation, share capital | €								€ 3,150,000	€ 3,150,000
Purchase price allocation, working capital | €								€ 88,834	88,834
Purchase price of acquisition, installment amount | €									1,147,200
Purchase price offset of accounts receivable amount | €									€ 646,500
Number of installments | Installment									5
Purchase price of share capital, installment amount | €																			€ 500,700
Percentage of equity being transferred on each installment									15.00%
Percentage of average closing price of shares									110.00%
Number of trading days									10 days
Percentage of warrants included in installment payment									10.00%
Premium per share included in installment payments (in dollars per share) | $ / shares								€ 0.30
Altrazeal Distributors [Member] | Revenue [Member]
Related Party Obligations [Abstract]
Related party sales																	$ 538,000			$ 586,000
Concentration risk, percentage																	93.00%		93.00%	92.00%
Altrazeal Distributors [Member] | Accounts Receivable [Member]
Related Party Obligations [Abstract]
Outstanding accounts receivable											1,253,000			1,253,000			$ 1,253,000					$ 798,000
Concentration risk, percentage																	99.80%		99.80%			99.50%
IPMD GmbH [Member]
Related Party Obligations [Abstract]
Increase (decrease) in working capital advances					$ 40,000	$ 80,000	$ 100,000
Working capital advances											$ 220,000			220,000			$ 220,000
IPMD GmbH [Member] | Subsequent Event [Member]
Related Party Obligations [Abstract]
Increase (decrease) in working capital advances			$ (220,000)
Office and Laboratory Space [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation										$ 9,436				$ 9,436							$ 9,379			$ 9,193		$ 9,193	$ 9,776	$ 9,776			$ 9,330
Office Equipment [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation																	551					$ 744								$ 744
Office Equipment [Member] | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation																													$ 551
Access Pharmaceuticals [Member]
Milestone payments [Line Items]
Future milestone obligations																						4,750,000
Access Pharmaceuticals [Member] | Annual Sales, Certain Products [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment																						20,000,000
Access Pharmaceuticals [Member] | Annual Sales, Certain Products [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment																						40,000,000
Access Pharmaceuticals [Member] | Annual Sales, Any One Certain Product [Member]
Milestone payments [Line Items]
Milestone for payment																	20,000,000					20,000,000
Access Pharmaceuticals [Member] | Annual Sales, Any One Certain Product [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment																	20,000,000
Access Pharmaceuticals [Member] | Annual Sales, Any One Certain Product [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment																	40,000,000
Access Pharmaceuticals [Member] | Cumulative Sales, Certain Products [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment																	50,000,000					50,000,000
Access Pharmaceuticals [Member] | Cumulative Sales, Certain Products [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment																	$ 100,000,000					$ 100,000,000
ProStrakan Ltd [Member]
Milestone payments [Line Items]
Royalty percentage											30.00%			30.00%			30.00%																	30.00%
ProStrakan Ltd [Member] | Maximum [Member]
Milestone payments [Line Items]
Future milestone obligations											$ 1,400,000			$ 1,400,000			$ 1,400,000																	$ 1,400,000

[1]	During 2013, Mr. Gray temporarily deferred compensation of 221,500 which consisted of 11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[2]	During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of 62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[3]	During 2015, Mr. Gray temporarily deferred compensation of 151,806 which consisted of $46,806 earned as salary compensation for his duties as President of the Company and $105,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors.
[4]	During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[5]	During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.